Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 478.7	$ 314.6	$ 317.1
Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	634.2	436.1	431.2
Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	155.5	121.5	114.1
Goodwill [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	169.4	116.0	115.9
Goodwill [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	169.4	116.0	115.9
Trademark [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	199.8	136.0	136.0
Trademark [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	199.8	136.0	136.0
Software and licenses [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	47.2	40.9	39.1
Software and licenses [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	131.5	114.1	109.4
Software and licenses [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	84.3	73.2	70.3
Dealer network [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	57.0	14.6	17.9
Dealer network [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	109.3	45.4	47.3
Dealer network [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	52.3	30.8	29.4
Customer relationships [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	5.3	7.1	8.2
Customer relationships [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	24.2	24.6	22.6
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 18.9	$ 17.5	$ 14.4